Cash and Cash Equivalents and Short-term Investments - Short-Term Investments (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Short Term Investments [Line Items]
Recorded Basis	€ 913.3	€ 1,029.3	[1]

[1]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.